SCHEDULE III - Real Estate and Accumulated Depreciation (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Aggregate cost for federal income tax purposes	$ 96.6
Building
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation	39 years
Building Improvements
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate and Accumulated Depreciation, Life Used for Depreciation	15 years